Income tax - Summary of Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Gross amount	$ 352,156	$ 349,539
Tax effect	47,205	45,324
Deductible temporary differences
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Gross amount	4,623	4,652
Tax effect	661	710
Net operating loss carryforwards
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Gross amount	347,533	344,887
Tax effect	$ 46,544	$ 44,614